General and Administrative Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Payroll and related costs	$ 7,030	$ 5,899	$ 6,260
Professional fees	3,998	3,946	3,734
Other expenses	5,637	4,449	4,014
Total	$ 16,665	$ 14,294	$ 14,008